Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 9.43%
Capital Goods — 0.49%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	24,000	$38,175
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	139,000	193,346
Middleby 144A 1.00% exercise price $128.62, maturity date 9/1/25 #	14,000	13,825
		245,346
Communications — 1.41%
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	163,000	150,041
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	102,000	175,287
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	156,000	161,493
Liberty Media 2.25% exercise price $33.41, maturity date 9/30/46	475,000	223,535
		710,356
Consumer Cyclical — 0.31%
Team 5.00% exercise price $21.70, maturity date 8/1/23	187,000	157,178
		157,178
Consumer Non-Cyclical — 1.72%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	157,000	165,141
Chefs' Warehouse 144A 1.875% exercise price $44.20, maturity date 12/1/24 #	128,000	101,897
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	14,000	16,477
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	84,000	$83,580
FTI Consulting 2.00% exercise price $101.37, maturity date 8/15/23	50,000	61,502
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	129,000	121,381
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	90,000	105,551
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	202,000	166,045
Tricida 144A 3.50% exercise price $33.23, maturity date 5/15/27 #	70,000	42,439
		864,013
Electric — 0.31%
NRG Energy 2.75% exercise price $46.64, maturity date 6/1/48	148,000	154,029
		154,029
Energy — 1.34%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	377,000	273,425
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	181,000	148,961
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	263,000	252,045
		674,431

NQ-FL7 [9/20] 11/20 (1399914)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts — 0.38%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	199,000	$189,475
		189,475
Technology — 3.47%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	305,000	268,010
CSG Systems International 4.25% exercise price $56.75, maturity date 3/15/36	162,000	168,498
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	80,000	85,735
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	114,000	103,665
Microchip Technology 1.625% exercise price $94.91, maturity date 2/15/27	88,000	135,799
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	71,000	93,942
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	104,000	117,498
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	241,000	214,008
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	177,000	169,978
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	158,000	135,083
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	64,000	$79,314
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	170,000	172,550
		1,744,080
Total Convertible Bonds (cost $4,834,297)		4,738,908

Corporate Bonds — 14.60%
Banking — 0.57%
Natwest Group 8.625% μ, ψ	200,000	205,444
Popular 6.125% 9/14/23	75,000	79,399
		284,843
Basic Industry — 1.44%
Allegheny Technologies 5.875% 12/1/27	40,000	38,513
Avient 144A 5.75% 5/15/25 #	17,000	18,041
Boise Cascade 144A 4.875% 7/1/30 #	33,000	35,475
Chemours 7.00% 5/15/25	10,000	10,060
Freeport-McMoRan
4.55% 11/14/24	25,000	26,758
5.45% 3/15/43	192,000	213,527

Lennar 5.00% 6/15/27	15,000	16,838
Olin
5.00% 2/1/30	20,000	18,846
5.125% 9/15/27	60,000	59,513

PowerTeam Services 144A 9.033% 12/4/25 #	75,000	79,359
PulteGroup 5.00% 1/15/27	15,000	16,997
Standard Industries 144A 4.375% 7/15/30 #	40,000	41,072
Steel Dynamics 5.00% 12/15/26	65,000	69,475
Tronox 144A 6.50% 4/15/26 #	80,000	80,150
		724,624
Capital Goods — 0.73%
Bombardier 144A 6.00% 10/15/22 #	30,000	27,863
Crown Americas 4.25% 9/30/26	75,000	77,953

2    NQ-FL7 [9/20] 11/20 (1399914)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	70,000	$70,350
Reynolds Group Issuer 144A 4.00% 10/15/27 #	80,000	80,616
Terex 144A 5.625% 2/1/25 #	40,000	39,700
TransDigm 144A 6.25% 3/15/26 #	65,000	68,237
		364,719
Communications — 1.43%
Altice France 144A 7.375% 5/1/26 #	200,000	209,790
CenturyLink 144A 5.125% 12/15/26 #	75,000	77,163
Level 3 Financing 144A 4.25% 7/1/28 #	155,000	157,530
Sprint 7.125% 6/15/24	80,000	92,150
Vodafone Group 7.00% 4/4/79 μ	35,000	41,588
Zayo Group Holdings
144A 4.00% 3/1/27 #	60,000	59,132
144A 6.125% 3/1/28 #	80,000	82,586
		719,939
Consumer Cyclical — 1.31%
Allison Transmission 144A 5.875% 6/1/29 #	60,000	64,972
Boyd Gaming 6.00% 8/15/26	60,000	62,089
Caesars Entertainment 144A 6.25% 7/1/25 #	80,000	83,500
Ford Motor 9.00% 4/22/25	35,000	40,173
Hilton Worldwide Finance 4.875% 4/1/27	70,000	71,246
L Brands 144A 6.875% 7/1/25 #	75,000	81,113
MGM Resorts International 5.75% 6/15/25	6,000	6,304
Murphy Oil USA 4.75% 9/15/29	183,000	195,319
Scientific Games International 144A 8.25% 3/15/26 #	24,000	25,157
William Carter 144A 5.625% 3/15/27 #	30,000	31,387
		661,260
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 0.83%
Cott Holdings 144A 5.50% 4/1/25 #	34,000	$34,893
JBS USA LUX 144A 6.50% 4/15/29 #	78,000	86,675
Kraft Heinz Foods
144A 3.875% 5/15/27 #	40,000	42,692
5.20% 7/15/45	75,000	82,077

Pilgrim's Pride 144A 5.875% 9/30/27 #	65,000	67,194
Post Holdings 144A 5.50% 12/15/29 #	98,000	104,985
		418,516
Energy — 1.49%
Cheniere Corpus Christi Holdings 5.875% 3/31/25	20,000	22,814
Cheniere Energy Partners 4.50% 10/1/29	240,000	246,477
CNX Resources 144A 7.25% 3/14/27 #	10,000	10,213
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	30,000	26,873
6.25% 4/1/23	5,000	4,901

EQM Midstream Partners 144A 6.50% 7/1/27 #	75,000	79,608
Murphy Oil 5.875% 12/1/27	36,000	30,779
NuStar Logistics 5.625% 4/28/27	30,000	29,700
Occidental Petroleum 3.50% 8/15/29	95,000	72,998
Southwestern Energy 7.75% 10/1/27	38,000	36,951
Targa Resources Partners 5.375% 2/1/27	30,000	30,238
Western Midstream Operating 4.75% 8/15/28	80,000	77,285
WPX Energy 5.25% 10/15/27	80,000	81,335
		750,172
Financials — 1.36%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	200,000	170,650
NQ-FL7 [9/20] 11/20 (1399914)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Ally Financial
5.75% 11/20/25	100,000	$112,432
8.00% 11/1/31	210,000	288,130

DAE Funding 144A 5.75% 11/15/23 #	35,000	35,394
E*TRADE Financial 5.875% μ, ψ	70,000	76,250
		682,856
Healthcare — 1.36%
Bausch Health 144A 5.50% 11/1/25 #	80,000	81,980
Centene
3.375% 2/15/30	45,000	46,758
4.625% 12/15/29	30,000	32,399
144A 5.375% 8/15/26 #	60,000	63,738

CHS 144A 6.625% 2/15/25 #	25,000	24,245
Encompass Health 4.75% 2/1/30	80,000	81,298
Hadrian Merger Sub 144A 8.50% 5/1/26 #	45,000	44,935
HCA
5.375% 2/1/25	70,000	76,754
5.875% 2/15/26	40,000	44,850

Hill-Rom Holdings 144A 4.375% 9/15/27 #	30,000	31,137
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	40,000	40,675
Service Corp. International 4.625% 12/15/27	36,000	38,235
Tenet Healthcare
144A 6.125% 10/1/28 #	45,000	43,903
8.125% 4/1/22	30,000	33,372
		684,279
Insurance — 0.24%
HUB International 144A 7.00% 5/1/26 #	60,000	62,235
USI 144A 6.875% 5/1/25 #	60,000	60,937
		123,172
Media — 1.95%
AMC Networks 4.75% 8/1/25	70,000	72,464
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 5/1/32 #	100,000	$104,500
144A 5.375% 6/1/29 #	40,000	43,396
144A 5.875% 5/1/27 #	95,000	99,835

CSC Holdings 144A 5.75% 1/15/30 #	200,000	212,793
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	45,000	41,764
Gray Television 144A 7.00% 5/15/27 #	55,000	59,696
Lamar Media 5.75% 2/1/26	60,000	62,057
Netflix 5.875% 11/15/28	80,000	95,599
Sinclair Television Group 144A 5.125% 2/15/27 #	45,000	41,859
Sirius XM Radio
144A 5.00% 8/1/27 #	25,000	26,151
144A 5.50% 7/1/29 #	75,000	80,781

Terrier Media Buyer 144A 8.875% 12/15/27 #	40,000	40,375
		981,270
Services — 0.85%
Aramark Services 144A 5.00% 2/1/28 #	65,000	65,594
GFL Environmental 144A 3.75% 8/1/25 #	15,000	14,991
Iron Mountain 144A 5.25% 3/15/28 #	60,000	62,587
Prime Security Services Borrower 144A 5.75% 4/15/26 #	70,000	75,012
United Rentals North America
3.875% 2/15/31	61,000	62,029
5.25% 1/15/30	110,000	120,244

Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	25,699
		426,156
Technology & Electronics — 0.23%
CommScope Technologies 144A 5.00% 3/15/27 #	25,000	24,047
SS&C Technologies 144A 5.50% 9/30/27 #	85,000	90,437
		114,484

4    NQ-FL7 [9/20] 11/20 (1399914)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.25%
Delta Air Lines 144A 7.00% 5/1/25 #	75,000	$82,450
Mileage Plus Holdings 144A 6.50% 6/20/27 #	40,000	41,750
		124,200
Utilities — 0.56%
Calpine
144A 4.50% 2/15/28 #	16,000	16,413
144A 5.00% 2/1/31 #	40,000	40,847
144A 5.25% 6/1/26 #	55,000	57,307

PG&E 5.25% 7/1/30	80,000	77,500
Vistra Operations
144A 5.00% 7/31/27 #	60,000	63,075
144A 5.50% 9/1/26 #	25,000	26,125
		281,267
Total Corporate Bonds (cost $7,419,006)		7,341,757

Municipal Bonds — 1.93%
Allegheny County Industrial Development Authority Revenue (United States Steel Corporation Project) 4.875% 11/1/24	100,000	95,265
Colorado Health Facilities Authority Revenue (Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	250,000	243,983
New Jersey Tobacco Settlement Financing Corporation Subordinate Series B 5.00% 6/1/46	250,000	282,717
Puerto Rico Sales Tax Financing Revenue (Restructured) Series A-1 4.75% 7/1/53	335,000	349,241
Total Municipal Bonds (cost $976,825)		971,206

	Principal amount°	Value (US $)

Loan Agreement — 0.12%
Frontier Communications Tranche B-1 6.00% ((LIBOR03M + 2.75%)) 6/17/24 •	62,838	$62,053
Total Loan Agreement (cost $61,266)		62,053

US Treasury Obligations — 7.17%
US Treasury Bonds
1.125% 5/15/40	55,000	54,149
2.00% 2/15/50	55,000	62,223
2.25% 8/15/49	80,000	95,159
2.75% 8/15/47	50,000	64,912
2.875% 5/15/43	45,000	58,771
2.875% 11/15/46	50,000	66,098
3.00% 5/15/42	30,000	39,891
3.00% 11/15/45	45,000	60,469
3.375% 5/15/44	50,000	70,568
3.375% 11/15/48	65,000	94,593
4.375% 2/15/38	5,000	7,695
4.50% 5/15/38	5,000	7,812
4.50% 8/15/39	25,000	39,540
4.75% 2/15/41	20,000	32,996
5.00% 5/15/37	5,000	8,102
5.375% 2/15/31	5,000	7,368

US Treasury Floating Rate Notes 0.15% (USBMMY3M + 0.055%) 7/31/22 •	1,270,000	1,270,146
US Treasury Notes
0.625% 8/15/30	90,000	89,487
2.25% 10/31/24	370,000	400,554
2.25% 11/15/27	190,000	213,624
2.625% 1/31/26	220,000	246,907
2.625% 2/15/29	85,000	99,277
2.75% 2/15/28	115,000	133,791
2.875% 5/31/25	340,000	381,291
Total US Treasury Obligations (cost $3,612,809)		3,605,423
	Number of shares
Common Stock — 52.13%
Communication Services — 5.55%
AT&T	20,100	573,051
Comcast Class A	15,383	711,618
KDDI	2,900	72,939
Orange	5,530	57,598
Publicis Groupe	2,290	73,807
NQ-FL7 [9/20] 11/20 (1399914)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stock (continued)
Communication Services (continued)
Verizon Communications	10,500	$624,645
Walt Disney	5,442	675,243
		2,788,901
Consumer Discretionary — 3.31%
adidas AG †	240	77,506
Dollar Tree †	7,400	675,916
Hennes & Mauritz Class B	2,550	43,931
Lowe's	4,200	696,612
Next	470	36,034
Sodexo	810	57,740
Swatch Group	325	75,753
		1,663,492
Consumer Staples — 5.55%
Archer-Daniels-Midland	14,800	688,052
Asahi Group Holdings	1,500	52,279
Conagra Brands	18,600	664,206
Danone	1,685	109,146
Diageo	3,060	105,107
Kao	500	37,535
Kerry Group Class A	250	32,022
Kirin Holdings	1,300	24,417
Koninklijke Ahold Delhaize	3,780	111,729
Lawson	900	42,914
Mondelez International Class A	12,200	700,890
Nestle	1,125	133,889
Seven & i Holdings	2,900	90,103
		2,792,289
Energy — 1.12%
ConocoPhillips	17,149	563,173
		563,173
Financials — 6.43%
Allstate	6,700	630,738
American International Group	22,600	622,178
Bank of New York Mellon	17,500	600,950
Marsh & McLennan	6,200	711,140
Truist Financial	17,600	669,680
		3,234,686
Healthcare — 8.17%
Abbott Laboratories	556	60,509
Brookdale Senior Living †	3,346	8,499
Cardinal Health	12,800	600,960
Cigna	3,300	559,053
CVS Health	10,300	601,520
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Fresenius Medical Care AG & Co.	1,440	$121,733
Johnson & Johnson	4,100	610,408
Merck & Co.	7,500	622,125
Novo Nordisk Class B	2,040	141,341
Pfizer	17,500	642,250
Roche Holding	405	138,729
		4,107,127
Industrials — 4.28%
Caterpillar	4,603	686,537
G4S †	35,580	91,769
Makita	900	43,073
Northrop Grumman	1,900	599,431
Raytheon Technologies	10,539	606,414
Secom	300	27,455
Securitas Class B †	6,390	97,683
		2,152,362
Information Technology — 7.85%
Broadcom	2,000	728,640
Cisco Systems	14,700	579,033
Cognizant Technology Solutions Class A	10,578	734,325
Intel	12,600	652,428
Motorola Solutions	3,773	591,644
Oracle	11,100	662,670
		3,948,740
Materials — 1.66%
Air Liquide	845	133,941
DuPont de Nemours	12,600	699,048
		832,989
REIT Diversified — 0.25%
Alpine Income Property Trust	3,004	46,712
Colony Capital	10,039	27,406
Lexington Realty Trust	5,164	53,964
		128,082
REIT Healthcare — 0.51%
Alexandria Real Estate Equities	138	22,080
CareTrust REIT	1,021	18,169
Healthcare Realty Trust	1,603	48,282
Healthcare Trust of America Class A	2,049	53,274
Medical Properties Trust	3,501	61,723

6    NQ-FL7 [9/20] 11/20 (1399914)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Healthcare (continued)
Ventas	355	$14,896
Welltower	659	36,304
		254,728
REIT Hotel — 0.43%
Gaming and Leisure Properties	2,494	92,086
MGM Growth Properties Class A	1,800	50,364
VICI Properties	3,233	75,555
		218,005
REIT Industrial — 0.65%
Americold Realty Trust	2,378	85,014
Prologis	2,394	240,884
		325,898
REIT Information Technology — 0.96%
American Tower	205	49,555
Digital Realty Trust	655	96,128
Equinix	288	218,917
QTS Realty Trust Class A	1,058	66,675
SBA Communications	163	51,912
		483,187
REIT Mall — 0.21%
Simon Property Group	1,640	106,075
		106,075
REIT Manufactured Housing — 0.37%
Equity LifeStyle Properties	1,650	101,145
Sun Communities	593	83,382
		184,527
REIT Multifamily — 2.10%
Apartment Investment and Management Class A	1,436	48,422
AvalonBay Communities	387	57,795
Bluerock Residential Growth REIT	3,709	28,114
Camden Property Trust	921	81,951
Equity Residential	11,154	572,535
Grainger	10,922	41,790
Killam Apartment Real Estate Investment Trust	7,464	97,311
NexPoint Residential Trust	1,229	54,506
UDR	2,250	73,373
		1,055,797
REIT Office — 0.48%
Boston Properties	931	74,759
	Number of shares	Value (US $)
Common Stock (continued)
REIT Office (continued)
Cousins Properties	1,014	$28,990
Highwoods Properties	1,251	41,996
Piedmont Office Realty Trust Class A	2,337	31,713
Postal Realty Trust Class A	1,441	21,817
SL Green Realty	940	43,588
		242,863
REIT Self-Storage — 0.30%
Extra Space Storage	730	78,103
Public Storage	323	71,938
		150,041
REIT Shopping Center — 0.22%
Agree Realty	442	28,129
Kimco Realty	2,749	30,953
Regency Centers	741	28,173
Weingarten Realty Investors	1,379	23,388
		110,643
REIT Single Tenant — 0.23%
National Retail Properties	1,200	41,412
Realty Income	493	29,950
Spirit Realty Capital	1,321	44,584
		115,946
REIT Specialty — 0.38%
Invitation Homes	3,688	103,227
Outfront Media	1,353	19,686
Safehold	1,100	68,310
		191,223
Utilities — 1.12%
Edison International	11,100	564,324
		564,324
Total Common Stock (cost $27,026,778)		26,215,098

Convertible Preferred Stock — 2.78%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	120	160,031
AMG Capital Trust II 5.15% exercise price $195.46, maturity date 10/15/37	3,271	149,135
NQ-FL7 [9/20] 11/20 (1399914)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Assurant 6.50% exercise price $106.55, maturity date 3/15/21	1,065	$124,200
Bank of America 7.25% exercise price $50.00 ψ	78	116,064
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,518	211,307
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	3,402	150,913
Essential Utilities 6.00% exercise price $42.37, maturity date 4/30/22	2,550	136,425
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ψ	243	250,898
QTS Realty Trust 6.50% exercise price $46.86 ψ	700	99,008
Total Convertible Preferred Stock (cost $1,359,561)		1,397,981

Preferred Stock — 0.12%
Bank of America 6.50% μ	55,000	61,154
Total Preferred Stock (cost $62,154)		61,154

Exchange-Traded Funds — 8.72%
iShares MSCI EAFE ETF	70	4,455
iShares Russell 1000 Growth ETF	9,700	2,103,833
Vanguard FTSE Developed Markets ETF	320	13,088
Vanguard Mega Cap Growth ETF	12,200	2,261,880
Total Exchange-Traded Funds (cost $3,907,597)		4,383,256

Short-Term Investments — 2.30%
Money Market Mutual Funds — 2.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	289,065	289,065
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	289,065	289,065
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	289,065	$289,065
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	289,065	289,065
Total Short-Term Investments (cost $1,156,260)		1,156,260

Total Value of Securities—99.30% (cost $50,416,553)		49,933,096
Receivables and Other Assets Net of Liabilities—0.70%		352,446
Net Assets Applicable to 4,437,015 Shares Outstanding—100.00%		$50,285,542
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $5,137,856, which represents 10.22% of the Series' net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
†	Non-income producing security.

8    NQ-FL7 [9/20] 11/20 (1399914)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(2,177)	USD	2,362	10/1/20	$(1)
BNYM	EUR	(2,331)	USD	2,731	10/1/20	(3)
BNYM	GBP	(660)	USD	847	10/1/20	(4)
BNYM	SEK	(6,972)	USD	774	10/1/20	(5)
Total Foreign Currency Exchange Contracts						$(13)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
3	US Treasury 2 yr Notes	$662,883	$662,867	12/31/20	$16	$—	$(23)
2	US Treasury 3 yr Notes	466,125	466,145	12/31/20	—	(20)	(94)
Total Futures Contracts			$1,129,012		$16	$(20)	$(117)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series' net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CHF – Swiss Franc
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
Summary of abbreviations:
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

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